Shareholder Report, Holdings (Details) - C000259995 [Member]	Jul. 31, 2026
Loar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
HEICO Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Broad-Based U.S. Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%